Investment Objectives and Goals - John Hancock Multi Asset Credit ETF	Nov. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Multi Asset Credit ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income,
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.